Finance debts - Convertible bonds (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Borrowings	€ 26,686	€ 24,518
Convertible Bonds
Borrowings
Borrowings	396	€ 393
ENI SpA | Convertible Bonds
Borrowings
Nominal value	400
Discount on bond issue and accrued expenses	(4)
Borrowings	€ 396
Borrowings, original currency	EUR
Borrowings, maturity	2022
Borrowings, interest rate	0.00%